POST-EMPLOYMENT BENEFITS - Summary of Future Planned Benefit Payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 3,512
2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	81
2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	84
2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	88
2025
Disclosure of defined benefit plans [line items]
Future planned benefit payments	90
2026
Disclosure of defined benefit plans [line items]
Future planned benefit payments	92
Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	3,077
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	3,456
Defined benefit pension plan | 2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	78
Defined benefit pension plan | 2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	82
Defined benefit pension plan | 2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	86
Defined benefit pension plan | 2025
Disclosure of defined benefit plans [line items]
Future planned benefit payments	88
Defined benefit pension plan | 2026
Disclosure of defined benefit plans [line items]
Future planned benefit payments	90
Defined benefit pension plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	3,032
Post-employment plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	56
Post-employment plan | 2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	3
Post-employment plan | 2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-employment plan | 2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-employment plan | 2025
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-employment plan | 2026
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-employment plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 45